Organization and Principal Activities (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Aug. 14, 2019	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 10, 2021	Nov. 30, 2020	Aug. 01, 2020	Dec. 02, 2019 USD ($)	Dec. 02, 2019 CNY (¥)	Aug. 15, 2019 shares
Organization and Principal Activities (Details) [Line Items]
Shares issued (in Shares)									1,350,068
Purchased remaining shares (in Shares)									675,000
Percentage of economic beneficial interest		5.19%
Ownership voting percentage		1.31%
Amount of paid-in capital of HF capital							$ 2.9	¥ 20
Initial equity interest pledge agreement term	20 years
Service fees percentage	100.00%
Shanghai Zhongxun [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		93.33%	100.00%		51.00%
Mr. Weiguang Yang [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		6.67%			19.00%
Beijing Zhongchao Yixin Management Consulting Partnership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage					20.00%
LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage					10.00%
West Angel [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		60.00%
Zhongchao Shanghai [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage				100.00%					6.25%
Mr.Yang [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage						76.40%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Capital to purchase shares (in Shares)		1,350,068
Ordinary shares would not be issued (in Shares)		1,350,068	1,350,068
Ordinary shares outstanding (in Shares)		1,350,068	1,350,068
Zhongchao Shanghai [Member]
Organization and Principal Activities (Details) [Line Items]
Shares issued (in Shares)									675,068